CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (10,067)	€ (11,254)
Depreciation and amortization	2,198	2,174
Foreign currency exchange differences on loans to subsidiaries	(82)	(1,589)
Foreign currency translation reserve reclassified to profit or loss		(1,475)
Change in fair value of bond funds		773
Share-based compensation expense	102	49
Change in impairment of trade receivables and other receivables	57	120
Non-cash interest expense on long-term debt	333	2,540
Change in fair value of derivative equity forward		2,311
Change in fair value of derivative put option	325
Change in inventory allowance	233	597
Loss on disposal of property, plant and equipment and intangible assets		23
Interest paid	928	129
Interest received	(88)	(75)
Interest accrued	(13)
Other	(1)	(87)
Change in working capital	(666)	(1,635)
Trade and other receivables, inventories and current assets	(2,343)	(6,163)
Trade payables	(143)	773
Other liabilities, contract liabilities and provisions	1,842	3,776
Income tax payable/receivables	(22)	(21)
Total	(6,741)	(7,399)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(534)	(574)
Proceeds from disposal of financial assets	1,873	12,581
Payments to acquire financial assets	(3,715)
Interest received	88	75
Total	(2,288)	12,082
Cash Flow from financing activities
Repayment of lease liabilities	(761)	(356)
Repayment of long-term debt	(79)	(1,522)
Proceeds from long-term debt	3,028
Debt transaction cost	(124)
Proceeds from issue of ordinary shares in the form of ADS	860
Share issue cost	(71)
Change in restricted cash		294
Interest paid	(931)	(129)
Total	1,922	(1,713)
Net increase (decrease) in cash and cash equivalents	(7,107)	2,970
Cash and cash equivalents at beginning of period	12,119	7,027
Changes to cash and cash equivalents due to foreign exchanges rates	(44)	240
Cash and cash equivalents at end of period	€ 4,968	€ 10,237